Supplementary Financial Statement Information - Research & Development (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Financial Statement Information [Abstract]
Research and development costs	$ 28.1	$ 28.3	$ 27.6